Stockholders' Equity (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Dec. 21, 2021 shares	Dec. 10, 2021 shares	Mar. 16, 2021 shares	Feb. 12, 2021 shares	May 10, 2019 shares	May 02, 2019 shares	Sep. 14, 2018 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2011 $ / shares shares	Sep. 18, 2009 $ / shares shares
Stockholders' Equity
Dividend declared per share | $ / shares									$ 0.50
Dividends, common stock in cash | $									$ 30,900
Stock issued during period, shares, dividend reinvestment plan									146
Number of shares authorized to be repurchased												4,339,271
Aggregate purchase price | $												$ 31,100
Share issuance costs | $											$ 873
Number of shares issued for one share under reverse stock split						0.0714
Common stock, shares outstanding before reverse stock split| shares						213,324,455
Shares outstanding						15,237,456			20,716,738	20,449,327
Shares granted			40,000
Shares vested			10,000						9,650
Forfeiture of shares			1,050
Shares issued									25,056,009	24,788,598
Treasury shares									4,339,271	4,339,271
Authorized capital stock, common stock (in shares)									750,000,000	750,000,000				750,000,000
Authorized capital stock, par value of common stock (in dollars per share) | $ / shares									$ 0.01	$ 0.01				$ 0.01
Authorized capital stock, preferred stock (in shares)									100,000,000	100,000,000				100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share) | $ / shares									$ 0.01	$ 0.01				$ 0.01
Number of warrants issued to lenders								15,000,000			15,000,000		15,000,000
Exercise price of warrant (in dollars per share) | $ / shares													$ 7.00
Average price of shares issued | $ / shares									72.19
Common stock, par value (in dollars per share) | $ / shares									$ 0.01	$ 0.01				$ 0.01
Restricted shares
Stockholders' Equity
Shares granted	10,000	110,000		110,000
Shares issued and outstanding									19,300	215,562
Average price of shares issued | $ / shares								$ 10.70	$ 66.00		$ 10.70
Executive officers
Stockholders' Equity
Shares granted				110,000
Executive officers | Restricted shares
Stockholders' Equity
Shares granted					35,714		298,774
Manager's employees | Restricted shares
Stockholders' Equity
Shares granted					137,944
Shares vested			19,300
Forfeiture of shares					4,168				1,685	714
Vesting on December 31, 2019 | Manager's employees | Restricted shares
Stockholders' Equity
Shares vested					66,888		149,386
Vesting on December 31, 2021 | Manager's employees
Stockholders' Equity
Shares granted			40,000
Shares vested			10,000
Vesting on December 31, 2021 | Manager's employees | Restricted shares
Stockholders' Equity
Shares vested			9,650				149,388		64,489
Vesting on December 31, 2022
Stockholders' Equity
Shares vested									19,300
DIL
Stockholders' Equity
Proceeds from equity issuance | $								$ 17,300
Public Offering
Stockholders' Equity
Number of shares sold								9,418,080
Proceeds from equity issuance | $								$ 54,400
Share issuance costs | $								$ 900
RBS
Stockholders' Equity
Number of shares authorized to be repurchased												2,517,013
Sphinx Investment Corp
Stockholders' Equity
Number of shares authorized to be repurchased												1,822,258